Net Income (Loss) per Share - Summary of Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Numerator:
Net income (loss)	$ (2,162)	$ 5,586	$ (21,996)	$ (17,801)	$ 3,424	$ (39,797)	$ (80,607)		$ (37,744)
Cumulative undeclared preferred dividends to participating securities (Legacy Series D convertible preferred stock)	0		(725)		0	(1,442)	(1,697)		(2,907)
Net income (loss) attributable to common shareholders	(2,162)		(22,721)		3,424	(41,239)	$ (82,304)		$ (40,651)
Adjustment for change in fair value of liability classified warrants					(145)
Net income (loss) attributable to common shareholders - Diluted	$ (2,162)		$ (22,721)		$ 3,279	$ (41,239)
Denominator:
Basic weighted-average common stock outstanding	47,946,609		27,107,397		47,862,980	27,097,341	35,581,656		26,918,484
Diluted weighted-average common stock outstanding	47,946,609		27,107,397		48,982,998	27,097,341	35,581,656		26,918,484
Net loss per share attributable to common stockholders, basic	$ (0.05)		$ (0.84)		$ 0.07	$ (1.52)	$ (2.31)	[1]	$ (1.51)	[1]
Net loss per share attributable to common stockholders, diluted	$ (0.05)		$ (0.84)		$ 0.07	$ (1.52)	$ (2.31)	[1]	$ (1.51)	[1]
Stock Options
Denominator:
Effect of potentially dilutive securities	0		0		917,086	0
Restricted Stock Units
Denominator:
Effect of potentially dilutive securities	0		0		94,182	0
Warrants
Denominator:
Effect of potentially dilutive securities	0		0		108,750	0

[1]	The weighted-average common shares and thus net loss per share calculations and potentially dilutive security amounts for all periods prior to the Business Combination have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse capitalization. See Note 3 for further information.